Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 127,386	$ 35,778	$ 32,731
Accounts receivable	1,699	14,075	5,718
Prepaid expenses and other current assets	27,686	1,712	5,577
Current assets from discontinued operations	0	9,290	1,068
Total current assets	156,771	60,855	45,094
Property and equipment, net	561	557	222
Finance lease right-of-use asset, net	722	782	0
Operating lease right-of-use asset	3,035	3,788	1,099
Other assets	1,242	114	114
Noncurrent assets from discontinued operations	0	934	958
Total assets	162,331	67,030	47,487
Current liabilities:
Accounts payable	2,967	3,772	1,447
Accrued liabilities	8,569	14,177	7,672
Accrued indirect tax liabilities	26,289	18,040	11,534
Accrued compensation and benefits	4,933	5,034	4,922
Current contract liabilities	0	430	1,004
Current portion of finance lease liability	259	218	0
Current portion of operating lease liability	1,322	1,082	1,211
Current liabilities from discontinued operations	0	24,665	13,610
Total current liabilities	44,339	67,418	41,400
Long-term finance lease liability	378	575	0
Long-term operating lease liability	1,984	3,002	0
Noncurrent liabilities from discontinued operations	0	4,245	20,525
Total liabilities	46,701	75,240	61,925
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	1	1	1
Additional paid-in capital	674,580	433,220	404,061
Accumulated deficit	(558,951)	(441,431)	(418,500)
Total stockholders' equity (deficit)	115,630	(8,210)	(14,438)
Total liabilities and stockholders' equity (deficit)	162,331	67,030	47,487
Series A Convertible Voting Preferred Stock
Stockholders' equity (deficit):
Preferred stock	0	0
Series X Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock	$ 0	$ 0	$ 0